Property and equipment, net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation	¥ 3,080	¥ 2,660	¥ 3,000